As filed with the Securities and Exchange Commission April 30, 2013

File Nos. 033-09994 and 811-04894

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No.	40 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	41 [X]

FRANKLIN MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 40 (Amendment) to the Registration Statement of Franklin Managed Trust (Registrant) on Form N-1A (File No. 811-04894) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No.38 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on January 28, 2013 under the 1940 Act (Accession No. 0001379491-13-000038) (Amendment No. 39), as pertaining to the Part A and Part B of the Franklin Rising Dividends Fund series of the Registrant (Fund).  The Part A and the Pars B of the Fund, as filed in Amendment No. 38, are incorporated herein by reference.

158 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED FEBRUARY 1, 2013

OF

FRANKLIN RISING DIVIDENDS FUND

Franklin Managed Trust

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer 5 classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.19%	0.19%	0.19%	0.04%	0.19%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.98%	1.73%	1.23%	0.58%	0.73%
Fee waiver and/or expense reimbursement[2]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	0.97%	1.72%	1.22%	0.57%	0.72%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

2. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 668	$ 868	$ 1,085	$ 1,707
Class C	$ 275	$ 544	$ 938	$ 2,041
Class R	$ 124	$ 389	$ 675	$ 1,488
Class R6	$ 58	$ 185	$ 323	$ 725
Advisor Class	$ 74	$ 232	$ 405	$ 906
If you do not sell your shares:
Class C	$ 175	$ 544	$ 938	$ 2,041

 III.      The following is added to the “Fund Summary – “Performance” section beginning on page 7:

Best Quarter:	Q2'09	14.00%
Worst Quarter:	Q4'08	-15.66%
As of March 31, 2013, the Fund's year-to-date return was 11.18%.

Performance information for Class R6 shares are not shown because it had not commenced operations as of the date of this prospectus.

IV.  The Fund “Summary  – Principal Risks – Market” section second paragraph on page 5 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

V.  The Fund “Summary  – Taxes” section on page 8 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI.  The “Fund Details - Management – Special Servicing Agreement” section on page 17 is deleted in its entirety.

VII.  The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 27 is replaced with the following:

2

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

VIII.  The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 31 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

IX. The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 27:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

X. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 50:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

3

XI.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 61 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

158 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2013
OF
FRANKLIN RISING DIVIDENDS FUND

Franklin Managed Trust

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The third paragraph under “Shareholder servicing and transfer agent” beginning on page 23 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 34 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Rising Dividends Fund - Class A
  Franklin Rising Dividends Fund - Class C
  Franklin Rising Dividends Fund – Class R
  Franklin Rising Dividends Fund - Class R6
  Franklin Rising Dividends Fund - Advisor Class

IV. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 34 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Conservative Allocation Fund F/T Fund Allocator 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	6.64
Moderate Allocation Fund F/T Fund Allocator 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	14.15
Growth Allocation Fund F/T Fund Allocator 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	9.50

V. The seventh paragraph under “Organization, Voting Rights and Principal Holders” on page 34 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VI. The first paragraph of the “Initial sales charges” section beginning on page 35 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII. The second paragraph under the section entitled “The Underwriters” beginning on page 40 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN MANAGED TRUST

FILE NOS. 033-09994 and 811-04894

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust dated dated May 21, 2007

Filing: Post-Effective Amendment No. 31 to

Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2008

(ii)

Certificate of Amendment and Declaration of Trust of Franklin Managed Trust, a Delaware statutory trust, dated October 20, 2008

Filing: Post-Effective Amendment No. 32 to

Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2009

(b) By-Laws

(i)

Amended and Restated By-Laws of Franklin Managed Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 31 to

Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2008

(c) Instruments Defining rights of Securities Holders

(i) Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d) Article VIII, Certain Transactions: Section 4
(e) Article X, Miscellaneous: Section 4

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports: Section 1, 2 and 3
(c) Article VII, General Matters: Section 3, 4, 6 and 7
(d) Article VIII, Amendment: Section 1

(iii) Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Investment Management Agreement between Franklin Rising Dividends Fund and Franklin Advisory Services, LLC dated January 26, 2000

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 30, 2001

(ii)

Addendum dated April 1, 2012 to Investment Management Agreement made as of January 26, 2000 between Registrant and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2013

(e) Underwriting contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(ii)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1998

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 2002

(iv)

Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2012

(v)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 2002

(vi)

Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2013

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 2002

(viii)

Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2013

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2012

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2012

(h) Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2013

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated January 26, 2004 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: January 29, 2004

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i) Letter of Understanding dated April 12, 1995 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: April 24, 1995

(m) Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(ii)

Amended And Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc. dated July 13, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(iii)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(iv)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(n) Rule 18f-3 Plan

(i) Amended and Restated Multiple Class Plan for Franklin Rising Dividends Fund dated December 6, 2012

(p) Code of Ethics

(i) Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: January 28, 2013

(q) Power of Attorney

(i) Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: January 28, 2013

(ii) Power of Attorney dated August 1, 2012 for Robert G. Kubilis Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: January 28, 2013

Item 29.    Persons Controlled by or under Common Control with Registrant

            None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

Franklin Advisory Services, LLC (Advisory Services) is an indirect wholly owned subsidiary of Franklin Resources, Inc. (Resources).

The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of April, 2013.

FRANKLIN MANAGED TRUST

(Registrant)

By:   /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933,as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

William J. Lippman* William J. Lippman	Chief Executive Officer-Investment Management and Trustee Dated: April 29, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: April 29, 2013

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: April 29, 2013

Frank T. Crohn* Frank T. Crohn	Trustee Dated: April 29, 2013

Burton J. Greenwald*	Trustee
Burton J. Greenwald	Dated: April 29, 2013

David Niemiec* David Niemiec	Trustee Dated: April 29, 2013

Charles Rubens, II* Charles Rubens, II	Trustee Dated: April 29, 2013

Robert E. Wade*	Trustee
Robert E. Wade	Dated: April 29, 2013

Gregory H. Williams* Gregory H. Williams	Trustee Dated: April 29, 2013

*By:  /s/ STEVEN J. GRAY

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN MANAGED TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(a)(i)	Amended and Restated Agreement and Declaration of Trust dated May 21, 2007	*

EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Managed Trust dated October 20, 2008	*

EX-99.(b)(i)	Amended and Restated By-Laws of Franklin Managed Trust dated May 21, 2007	*

EX-99.(d)(i)	Management Agreement between Franklin Rising Dividends Fund and Franklin Advisory Services, LLC dated January 26, 2000	*

EX-99.(e)(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and securities dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated January 5, 2012, to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012, to Schedule 1 of Foreign Custody Manager Agreement	*

EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Foreign Custody Manager	*

EX-99.(g)(x)	Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(h)(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC.	*

EX-99.(i)(i)	Opinion and Consent of Counsel dated January 26, 2004	*

EX-99.(l)(i)	Letter of Understanding dated April 12, 1995	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009	*

EX-99.(m)(iii)	Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009	*

EX-99.(m)(iv)	Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009	*

EX-99.(n)(i)	Amended and Restated Multiple Class Plan for Franklin Rising Dividends Fund dated December 6, 2012	Attached

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Power of Attorney dated April 30, 2012	*

EX-99.(q)(ii)	Power of Attorney dated August 1, 2012 for Robert G. Kubilis	*

* Incorporated by reference